Subsequent Events (Details Narrative) - USD ($)	Dec. 01, 2020	Jan. 28, 2021	Oct. 31, 2020	Sep. 24, 2020	Jul. 31, 2020	Oct. 31, 2019	Jul. 31, 2019
Due to related parties			$ 22,155	$ 3,500	$ 18,655	$ 18,655
Subsequent Event [Member] | Barbara M. Bauman [Member]
Due to related parties		$ 22,155
Subsequent Event [Member] | Common Stock [Member]
Shares issued upon conversion	1,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Common stock issued and outstanding percentage	70.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Number of shares purchased	1,000
Value of shares purchased	$ 135,000
Number of shares converted	1,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ABRAR Investments Pty Ltd [Member]
Number of shares purchased	250,000,000